CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Net Income (Loss)	$ 88,716	$ (9,341)
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	33,352	31,527
Change in Fair Value of Investment Securities	258	1,449
Dry-dock Expenditures	(4,371)	(446)
Amortization of Deferred Finance Costs	2,058	2,866
Share-based Compensation	145	200
Other, net	(1,291)	552
Changes in Operating Assets and Liabilities:
Accounts Receivables	1,482	6,940
Accounts Receivables, Related Party	0	212
Inventory	12,363	(1,797)
Prepaid Expenses and Other Current Assets	(1,793)	(147)
Accounts Payable and Accrued Liabilities	(16,435)	1,204
Voyages in Progress	3,767	7,613
Net Cash Provided by Operating Activities	118,251	40,832
Cash Flows from Investing Activities
Investment in Vessels	(1,574)	(557)
Proceeds from Sale of Investment Securities	419	0
Net Cash Used In Investing Activities	(1,155)	(557)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	14,758	0
Proceeds from Borrowing Activities	0	300,000
Repayments of Borrowing Facility	(27,099)	(6,378)
Repayments of Vessel Financing 2018-built Vessels	(3,751)	(3,566)
Repayments of Credit Facility	0	(313,400)
Transactions Costs Borrowing Facility	0	(6,904)
Dividends Distributed	(31,255)	(9,936)
Net Cash Used In Financing Activities	(47,347)	(40,184)
Net Increase in Cash, Cash Equivalents and Restricted Cash	69,749	91
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(205)	(19)
Cash, Cash Equivalents and restricted Cash at the Beginning of Period	61,638	49,327
Cash, Cash Equivalents and Restricted Cash at the End of Period	131,182	49,399
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	112,806	42,062
Restricted cash	18,376	7,337
Total Cash, Cash equivalents and Restricted Cash Shown in the Statement of Cash Flows	131,182	49,399
Cash Paid for Interest, Net of Amounts Capitalized	$ (14,737)	$ (17,444)